Equity - Disclosure of other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Capital, Reserves And Other Equity Interest [Abstract]
Fair value remeasurement to cash flow hedges	€ (482)	€ 149	€ 107
of which, reclassified to the income statement	(353)	(98)	(32)
of which, recognized in equity during the period	(129)	247	139
Gains and losses from remeasurement of financial assets	3	6	0
of which, reclassified to the income statement	0	0	0
of which, recognized in equity during the period	3	6	0
Exchange differences on translating foreign operations	2,013	2,005	(377)
Share of Other comprehensive income/(loss) for equity method investees	(7)	(47)	(43)
Items relating to discontinued operations	0	0	(337)
Total amounts to be potentially reclassified to profit or loss	1,527	2,113	(650)
Actuarial gains and losses on defined benefit pension obligations	1,753	2,488	(117)
Share of Other comprehensive income/(loss) for equity method investees	(5)	8	0
Items relating to discontinued operations	0	0	(52)
Amounts not to be reclassified to profit or loss	1,748	2,496	(169)
Total Other comprehensive income/(loss) for the period	3,275	4,609	(819)
Income tax benefit (expense)	(290)	(783)	0
Income tax benefit (expense) - discontinued operations	0	0	10
Total Other comprehensive income/(loss) for the period, net of tax	€ 2,985	€ 3,826	€ (809)